INTEREST-BEARING LOANS AND BORROWING (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of total liabilities

	2025	2024

Secured bank loans	80.9	96.9
Other secured loans	176.0	227.1
Lease liabilities	1,962.7	1,852.3
Non-current liabilities	2,219.6	2,176.3

Secured bank loans	18.8	18.4
Other secured loans	135.5	145.2
Lease liabilities	1,013.0	1,112.8
Current liabilities	1,167.3	1,276.4

Total	3,386.9	3,452.7

Schedule of debts

		2025			2024
Debt instruments	Average rate %	Non-current	Current	Average rate %	Non-current	Current
Debt denominated in USD - fixed rate	2.39%	6.5	3.3	8.00%	-	3.8
Other Latin American currencies - fixed rate	15.15%	477.7	150.9	12.98%	319.5	190.7
Debt denominated in CAD - fixed rate	5.54%	187.1	127.6	5.78%	289.7	149.6
Reais debt - floating rate (TR)	9.56%	80.9	16.1	9.48%	96.9	14.7
Reais debt - ICMS fixed rate	2.87%	60.0	87.5	2.92%	122.4	107.2
Reais debt - ICMS floating rate	6.26%	116.0	47.9	6.36%	104.7	38.0
Reais debt - fixed rate	11.73%	1,291.4	734.0	11.06%	1,243.1	772.4
Total		2,219.6	1,167.3		2,176.3	1,276.4

Schedule of liabilities arising from financing activities

	2025		2024
	Non - current liabilities	Current liabilities	Non - current liabilities	Current liabilities
Opening balance	2,176.3	1,276.4	2,203.0	1,298.1
Proceeds	51.1	-	53.6	435.5
Payments	-	(177.5)	-	(604.7)
Exchange differences	(67.8)	(31.9)	116.4	55.6
Transfers between current and non-current	(893.0)	893.0	(1,009.9)	1,009.9
New lease agreements	928.3	408.0	775.6	428.9
Interest on leases	-	74.7	-	182.3
Lease payments	-	(1,227.0)	-	(1,513.0)
Other movements	24.7	(48.4)	37.6	(16.2)
Final balance	2,219.6	1,167.3	2,176.3	1,276.4

Schedule of maturity of contracts

						Balance as at December 31,
	2025	2026	2027	2028	>2029	2025
Secured bank loans	18.8	17.6	19.2	44.1	-	99.7
Other secured loans	135.5	104.8	54.5	5.6	11.1	311.5
Lease liabilities	1,013.0	743.3	525.6	307.2	386.6	2,975.7
	1,167.3	865.7	599.3	356.9	397.7	3,386.9

Schedule of average discount rate

Rate %
Lease Term	2025
2025 - 2029	12.23%
2030 - 2040	12.94%